Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	26 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000241910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Dividend Plus Fund
Average Annual Return, Percent	(0.42%)		8.43%
C000241909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Dividend Plus Fund
C000250874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund
Average Annual Return, Percent	15.11%			10.80%	8.88%
C000250873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund
C000250877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund
Average Annual Return, Percent	0.96%			3.38%	3.83%
C000250878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund
C000246496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
Average Annual Return, Percent	17.06%	19.78%
C000246497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
C000246495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
C000234854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
Average Annual Return, Percent	17.65%			16.10%	15.02%
C000234855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
C000234853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
Without Sales Load [Member] | C000241910
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%		11.42%
Without Sales Load [Member] | C000241909
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%			13.61%	9.57%
Without Sales Load [Member] | C000250874
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%			11.76%	9.35%
Without Sales Load [Member] | C000250873
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%			12.09%	9.68%
Without Sales Load [Member] | C000250877
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%			4.22%	4.26%
Without Sales Load [Member] | C000250878
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%			4.45%	4.47%
Without Sales Load [Member] | C000246496
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%	23.80%
Without Sales Load [Member] | C000246497
Average Annual Return [Line Items]
Average Annual Return, Percent	24.72%	24.38%
Without Sales Load [Member] | C000246495
Average Annual Return [Line Items]
Average Annual Return, Percent	24.52%	24.09%
Without Sales Load [Member] | C000234854
Average Annual Return [Line Items]
Average Annual Return, Percent	24.86%			17.48%	15.71%
Without Sales Load [Member] | C000234855
Average Annual Return [Line Items]
Average Annual Return, Percent	25.25%			17.88%	16.14%
Without Sales Load [Member] | C000234853
Average Annual Return [Line Items]
Average Annual Return, Percent	25.31%			17.82%	16.08%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%		13.19%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%			13.87%	10.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%			16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%			16.47%	15.30%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%			5.55%	6.17%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%			5.55%	6.17%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	16.45%	18.69%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	18.69%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	16.45%	18.69%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%			16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%			16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%			16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		20.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%			16.47%	15.30%
MSCI USA Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
Average Annual Return, Percent	8.14%			11.86%	11.03%
MSCI USA Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
Average Annual Return, Percent	8.14%			11.86%	11.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%			(0.45%)	1.84%